Stock-Based Compensation - Schedule of Excluding Any Effect of the Option Repricing, Weighted-average Assumptions Used in the Black-Scholes Option Pricing Model to Determine the Fair Value of the Stock Options Granted (Details)
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Expected option life (in years)	5 years 3 months 18 days	5 years 10 months 24 days	5 years 10 months 24 days	5 years 10 months 24 days	5 years 10 months 24 days	6 years
Assumed volatility	105.00%	105.00%	107.00%	105.00%	105.20%	90.80%
Assumed risk-free interest rate	4.20%	4.00%	4.00%	4.40%	4.40%	3.90%